Summary of Dividends Declared and Paid (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Dividends [Line Items]
Dividend Per Share	$ 0.47	$ 0.47	$ 0.44	$ 0.44	$ 0.44	$ 0.44	$ 0.38	$ 0.38	$ 0.38	$ 1.82	$ 1.64	$ 0.38
Amount	$ 2,807	$ 2,830	$ 2,655	$ 2,739	$ 2,763	$ 2,789	$ 2,490	$ 2,486	$ 2,500	$ 11,031	$ 10,528